Note 8. Notes Payable, Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Note 8. Notes Payable, Stockholders

NOTE 8.   NOTES PAYABLE, STOCKHOLDERS

	September 30,	December 31,
	2016	2015

Note payable to a limited liability company,
bearing interest at 5% per annum, unsecured,
prinicpal and interest due February 12, 2016	$-	$50,000

Note payable to a limited partnership,
bearing interest at 5% per annum, unsecured,
principal and interest due February 12, 2016	-	50,000

	$-	$100,000

The notes were payable to the two majority stockholders.  On February 29, 2016, the two controlling stockholders extinguished the notes payable, together with accrued interest on each note of $3,014.  Each note was extinguished in exchange for 5,223 shares of common stock at a price of $10.15 per share.  The conversion of the notes payable was accounted for as an extinguishment of debt.  There was no gain or loss on the conversion since the fair value of the stock issued was equivalent to the fair value of the notes prior to conversion.

NOTE 6.   NOTES PAYABLE, STOCKHOLDERS

At December 31, 2015 and 2014 notes payable, stockholders consists of the following:

	December 31,
	2015	2014

Note payable to a limited liability company,
bearing interest at 5% per annum, unsecured,
principal and interst due February 12, 2016	$50,000	$-

Note payable to a limited partnership,
bearing interest at 5% per annum, unsecured,
principal and interst due February 12, 2016	50,000	-

	$100,000	$-

As discussed in Note 5, the two new majority stockholders purchased two notes payable in the original principal amounts of $100,000 and $298,224 from the former controlling stockholder.

On June 19, 2015 the two stockholders extinguished two of their notes payable, each in the principal amount of $149,112 with accrued interest on each note of $2,533.  Each note was extinguished in exchange for 15,164 shares of Class A common stock and 1,516 warrants for the purchase of Class A common stock at a price of $10 per share.  The warrants are exercisable at any time and expire on June 18, 2025.  The exchange of the notes payable for class A common stock was accounted for as an extinguishment.  There was no gain or loss on the extinguishment since the fair value of the stock issued was equivalent to the fair value of the notes prior to conversion.

On April 10, 2015, the Company issued notes payable to the two majority stockholders of $100,000 each, bearing interest at 5% per annum and due March 31, 2016. The notes were payable in cash or any or all of the promissory notes could be converted to shares of common stock.  The conversion could not occur until the Company raised $1,000,000 in gross proceeds from one or a series of equity offerings.  The conversion price was to be equal to 80% of the price paid by investors in the financing for identical securities.  On June 19, 2015, the stockholders converted their notes payable, together with accrued interest of $932 each, into 12,616 shares of Class A common stock and 1,262 warrants each.  The warrants are for the purchase of Class A common stock at a price of $8 per share, are exercisable at any time and expire on June 18, 2025.

Management has evaluated the conversion option for derivative accounting consideration under ASC Topic 815-40, Derivatives and Hedging – Contracts in Entity's Own Stock and concluded that the conversion option meets the criteria for classification in stockholders' equity.  Therefore, derivative accounting is not applicable for the conversion option.

Management evaluated the conversion feature for whether it was beneficial as described in ASC Topic 470-30 and concluded it was not beneficial because the conversion price at commitment date was equal to the fair value of the Company's common stock.